PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, Plant, and Equipment	■ Property, Plant, and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,3]	Mining property costs not subject to depreciation[2,4]	Total
At January 1, 2024
Net of accumulated depreciation	$6,915	$14,343	$5,158	$26,416
Additions[5]	21	135	3,092	3,248
Capitalized interest	—	—	33	33
Disposals	(8)	—	(1)	(9)
Depreciation	(1,052)	(1,018)	—	(2,070)
Impairment reversals (charges)	347	602	(8)	941
Transfers[6]	2,766	1,023	(3,789)	—
At December 31, 2024	$8,989	$15,085	$4,485	$28,559

At December 31, 2024
Cost	$21,773	$35,740	$16,448	$73,961
Accumulated depreciation and impairments	(12,784)	(20,655)	(11,963)	(45,402)
Net carrying amount – December 31, 2024	$8,989	$15,085	$4,485	$28,559

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,3]	Mining property costs not subject to depreciation[2,4]	Total
At January 1, 2023
Cost	$18,469	$33,046	$17,027	$68,542
Accumulated depreciation and impairments	(11,720)	(19,046)	(11,955)	(42,721)
Net carrying amount – January 1, 2023	$6,749	$14,000	$5,072	$25,821
Additions[5]	81	550	2,606	3,237
Capitalized interest	—	—	42	42
Disposals[7]	(180)	(108)	(39)	(327)
Depreciation	(902)	(1,143)	—	(2,045)
Impairment charges	(44)	(268)	—	(312)
Transfers[6]	1,211	1,312	(2,523)	—
At December 31, 2023	$6,915	$14,343	$5,158	$26,416

At December 31, 2023
Cost	$19,121	$34,622	$17,113	$70,856
Accumulated depreciation and impairments	(12,206)	(20,279)	(11,955)	(44,440)
Net carrying amount – December 31, 2023	$6,915	$14,343	$5,158	$26,416
[1]Additions include $20 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2024 (2023: $9 million). Depreciation includes depreciation for leased right-of-use assets of $17 million for the year ended December 31, 2024 (2023: $17 million). The net carrying amount of leased right-of-use assets was $53 million as at December 31, 2024 (2023: $53 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[4]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[5]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[6]Primarily relates to non-current assets that are transferred between categories within PP&E once they are placed into service.
[7]Includes the transfer of Porgera to equity accounting method investment. Refer to note 4 for further information.
a)   Mining Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2024	Carrying amount at Dec. 31, 2023
Construction-in-progress[1]	$1,856	$2,694
Acquired mineral resources and exploration potential	53	62
Projects
Pascua-Lama	725	726
Norte Abierto	686	678
Reko Diq	914	746
Donlin Gold	251	252
	$4,485	$5,158
[1]Represents assets under construction at our operating minesites.

b)   Changes in Gold and Copper Mineral Life of Mine Plan
As part of our annual business cycle, we prepare updated estimates of proven and probable gold and copper mineral reserves and the portion of resources considered probable of economic extraction for each mineral property. This forms the basis for our LOM plans. We prospectively revise calculations of amortization expense for property, plant and equipment amortized using the UOP method, where the denominator is our LOM ounces. The effect of changes in our LOM on amortization expense for 2024 was a $21 million decrease (2023: $31 million decrease).

c)   Capital Commitments
In addition to entering into various operational commitments in the normal course of business, we had commitments of approximately $605 million at December 31, 2024 (2023: $258 million) for construction activities at our sites and projects.

d)   Other Lease Disclosure
The Company leases various buildings, plant and equipment as part of the normal course of operations. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Refer to note 25 for a lease maturity analysis. Included in net income for 2024 are short-term payments and variable lease payments not included in the measurement of lease liabilities of $9 million (2023: $12 million) and $203 million (2023: $161 million), respectively.